Total
Emerging Markets Debt Portfolio
Emerging Markets Debt Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerging Markets Debt Portfolio		Class I	Class P
Management Fee	[1]	0.79%	0.79%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.12%	0.11%
Total Annual Fund Operating Expenses	[1]	1.11%	0.90%
Less Fee Waiver	[1],[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	1.06%	0.85%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Emerging Markets Debt Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	108	348	607	1,347
Class P	87	282	494	1,104

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 194% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer.
The sub-adviser considers emerging market countries for debt purposes to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.
The Fund may invest up to 25% of its assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries. The Fund considers emerging markets to include frontier markets, which for the purpose of this Fund are considered countries whose markets are in the earlier stage of development and have not yet reached the level of development to be considered an emerging market country.
Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting investments, the sub-adviser decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
The Fund may invest in debt instruments of any credit quality, including, without limit, non-investment grade (high yield/high risk, sometimes called “junk bonds”). The sub-adviser may use forwards, options, swaps and futures contracts. Forwards, options, swaps and futures contracts may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.
In selecting investments for the Fund, the sub-adviser follows a portfolio construction process, blending both technical and fundamental considerations. The investment philosophy focuses on total return, is not managed in reference to a benchmark, and invests with an intent to limit potential capital loss through active portfolio management, including asset allocation, credit selection and issuer diversification, and attempts to deliver a superior return adjusted for a minimal level of volatility through the whole market cycle.
The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets debt market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Principal Global Investors, LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.02%; Q1 2020: (20.52%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Emerging Markets Debt Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted April 30, 2012)	12.35%	1.29%	2.06%	Apr. 30, 2012
Class P	Class P (incepted April 30, 2012)	12.57%	1.50%	2.27%	Apr. 30, 2012
J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	10.99%	2.05%	2.42%